Leases - Schedule of Lease Term and Discount Rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term (years):
Finance leases	2 years 7 months 2 days	3 years 5 months 12 days
Operating leases	15 years 6 months 10 days	15 years 2 months 26 days
Weighted-average discount rate:
Finance leases	18.11%	17.70%
Operating leases	6.90%	6.90%